CAPITAL STOCK - Cash Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 30, 2019	Sep. 30, 2019	Jun. 28, 2019	Mar. 29, 2019	Dec. 28, 2018	Sep. 28, 2018	Jun. 29, 2018	Mar. 30, 2018	Dec. 16, 2020	Sep. 15, 2020	Jun. 15, 2020	Mar. 23, 2020	Dec. 31, 2019	Dec. 16, 2019	Sep. 16, 2019	Jun. 14, 2019	Mar. 22, 2019	Dec. 14, 2018	Sep. 14, 2018	Jun. 15, 2018	Mar. 20, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Per common share amount (in dollars per share)	$ 0.1575	$ 0.1475	$ 0.1475	$ 0.1475	$ 0.1475	$ 0.1475	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14
Number of shares issued (in shares)													59,019,546	59,009,685	59,009,685	59,009,685		58,939,685	58,877,185	58,877,185	58,665,310	58,867,410	58,817,410	58,817,410	58,807,410
Number of shares outstanding (in shares)	59,027,047												59,019,546	59,009,685	59,009,685	59,009,685	59,009,685	58,939,685	58,877,185	58,877,185	58,665,310	58,867,410	58,817,410	58,817,410	58,807,410
Aggregate payment	$ 9,354	$ 8,574	$ 8,651	$ 8,807	$ 8,742	$ 8,709	$ 8,352	$ 8,189	$ 8,089	$ 8,214	$ 8,140	$ 8,333